Merger	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Merger [Abstract]
Merger
3.	Merger

On November 13, 2024, Merger Sub, a wholly-owned subsidiary of ACAB, merged with Legacy Abpro, with Legacy Abpro surviving as a wholly-owned subsidiary of ACAB. At the effective time of the Merger:

●	each outstanding share of Legacy Abpro common stock was converted into approximately 0.068 shares of the Company’s common stock;

●	each outstanding share of preferred stock of Legacy Abpro was converted into the aggregate number of shares of New Abpro’s common stock that would be issued upon conversion of the shares of Legacy Abpro preferred stock based on the applicable conversion ratio immediately prior to the effective time, multiplied by approximately 0.068; and

●	each outstanding option or warrant to purchase Legacy Abpro common stock was converted into an option or warrant, as applicable, to purchase a number of shares of the Company’s common stock equal to the number of shares of Legacy Abpro common stock subject to such option or warrant multiplied by approximately 0.068, at an exercise price per share equal to the current exercise price per share for such option or warrant divided by approximately 0.068; in each case, rounded down to the nearest whole share.

In addition, at the Closing Date, 6,744,550 shares of Series A common stock and 1 share of Series B common stock of ACAB, on a pre-split basis, automatically converted into shares of the Company’s common stock, on a one-for-one basis.

Former holders of the Legacy Abpro common stock and Legacy Abpro preferred stock are eligible to receive up to 483,333 additional shares of the Company’s common stock (“Contingent Earnout Shares”) if, within five calendar years after the closing of the Merger, the volume weighted average price of shares of the Company’s Common Stock on Nasdaq, or any other national securities exchange on which the shares of the Company’s Common Stock are then traded (“VWAP”) meets or exceeds three-tier target prices defined in the agreement.

At the Closing Date, the Company issued an aggregate of 112,247 shares of the Company’s common stock (the “PIPE Shares”) in a private placement for the total consideration of $11,225 (the “PIPE Financing”). Out of the total PIPE Shares, 20,749 shares were issued to Abpro Bio International, Inc. (“ABI”), a significant investor in Legacy Abpro’s Series E and F convertible preferred stock, pursuant to the terms of a subscription agreement dated August 22, 2024 with ABI (the “Abpro Bio Subscription Agreement”) for an aggregate purchase price of $6,225, of which $4,225 was used to repay the balance due by Legacy Abpro to ABI under the promissory note agreement (see Note 10) and the remainder of $2,000 in cash. In addition, pursuant to the Abpro Bio Subscription Agreement, ABI received an aggregate of 41,498 shares of New Abpro common stock reserved for use in the PIPE Financing or to obtain capital for ACAB or the surviving company, as defined in the Merger Agreement (the “Incentive Shares”). The Company also issued 16,667 common stock shares of New Abpro to Celltrion, Inc., a company organized and existing under the laws of South Korea (“Celltrion”), pursuant to the terms of a subscription agreement dated August 22, 2024 with Celltrion (“Celltrion”) (the “Celltrion Subscription Agreement”, together with the “Abpro Bio Subscription Agreement”, collectively the “PIPE Subscription Agreements”) for an aggregate purchase price of $5,000. In addition, Celltrion received an aggregate of 33,333 Incentive Shares.

Pursuant to the terms of the Merger Agreement, at the Closing Date, ACAB’s sponsor, Atlantic Coastal Management II LLC (the “Sponsor”) received 20,020 shares of New Abpro common stock in lieu of repayment of $2,000 of Unpaid SPAC Expenses (as defined in the Merger Agreement) owed to the Sponsor as a result of advances made by the Sponsor to ACAB. This settlement was related to the ACAB liabilities incurred prior to the Merger and had no financial impact on the Company’s December 31, 2024 consolidated financial statements.

At the Closing, and in accordance with the Sponsor Letter Agreement entered into on December 11, 2023, as amended, the Sponsor transferred 32,778 common shares to Legacy Abpro and 32,778 shares to ABI, and 32,215 shares were forfeited. The shares transferred to ABI for no consideration were accounted for as a recapitalization with no impact on the December 31, 2024 consolidated financial statements. The Sponsor also transferred 6,667 shares to one of ACAB’s financial advisors for the services provided prior to the Closing Date. The shares transferred to Legacy Abpro were deemed to be repurchased by the Company for no consideration and included in treasury stock as of the Closing Date. These treasury stock shares were retired on September 24, 2025.

In addition, at the Closing, the Company issued 36,095 common stock shares to various service providers, of which 1,095 shares were issued to an investment advisor in the PIPE Financing and the remaining 35,000 shares of common stock were issued in settlement of ACAB’s liabilities for the services provided by various legal and investment advisors prior to the Closing Date. The issuance of these shares, related to the services provided to ACAB prior to the Merger which were expensed on the books of ACAB, had no financial impact on the Company’s December 31, 2024 consolidated financial statements.

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was as follows:

Shares
Common stock of ACAB, net of redemptions	7,033
ACAB Founder Shares, less of forfeitures and transfers	126,076
New Abpro shares issued to PIPE investors	112,247
New Abpro shares issued to service providers	42,762
New Abpro shares issued in Merger to Legacy Abpro stockholders	1,304,107
New Abpro shares transferred to investors	72,285
New Abpro shares issued to settle the promissory note with executive	20,000
Total shares of common stock outstanding immediately after Merger	1,684,510

The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, ACAB is treated as the acquired company for financial reporting purposes and Legacy Abpro is treated as the acquirer. This determination is primarily based on the fact that subsequent to the Merger, the Legacy Abpro stockholders hold a majority of the voting rights of the combined company, Legacy Abpro comprises all of the ongoing operations of the combined company, Legacy Abpro comprises a majority of the carryover governing body of the combined company, and Legacy Abpro’s senior management comprises all of the senior management of the combined company. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy Abpro issuing shares for the net assets of ACAB, accompanied by a recapitalization. The net assets of ACAB were stated at historical costs. No goodwill or other intangible assets were recorded. Operations prior to the Merger are those of Legacy Abpro.

The Company received $5,700 in proceeds from the Merger and related PIPE Financing, net of ACAB transaction costs settled at the Closing. The Company incurred $2,100 in transaction costs and $900 in issuance costs related to the PIPE Financing, consisting of banking, legal, investment advisory and other professional fees, of which were recorded as a reduction of proceeds to additional paid-in capital. At the Closing Date, Legacy Abpro assumed $6,600 of net liabilities, including tax liabilities and legal fees, of ACAB. As of September 30, 2025, the ACAB liabilities were $5,300, of which $900 was included in accrued expenses and $4,400 in excise tax payable. As of December 31, 2024, the ACAB liabilities were $5,800, of which $1,000 was included in accrued expenses, $4,400 in excise tax payable and $400 in income tax payable.

In February 2025, the Company issued 5,000 shares of common stock to Roth Capital Partners (“Roth”) as an additional payment for the services provided under the engagement letter dated July 17, 2024 between Roth and ACAB, which provided for an adjustment to their fees in shares based on the trading price of the Company’s common stock. The issuance had zero impact on the September 30, 2025 condensed consolidated financial statements as the fees to Roth were deemed to be related to the Merger and were recorded as a both an increase and reduction to additional paid-in capital.

3.	Merger

On November 13, 2024, Merger Sub, a wholly-owned subsidiary of ACAB, merged with Legacy Abpro, with Legacy Abpro surviving as a wholly-owned subsidiary of ACAB. At the effective time of the Merger:

●	each outstanding share of Legacy Abpro common stock was converted into approximately 0.068 shares of the Company’s common stock;

●	each outstanding share of preferred stock of Legacy Abpro was converted into the aggregate number of shares of New Abpro’s common stock that would be issued upon conversion of the shares of Legacy Abpro preferred stock based on the applicable conversion ratio immediately prior to the effective time, multiplied by approximately 0.068; and

●	each outstanding option or warrant to purchase Legacy Abpro common stock was converted into an option or warrant, as applicable, to purchase a number of shares of the Company’s common stock equal to the number of shares of Legacy Abpro common stock subject to such option or warrant multiplied by approximately 0.068, at an exercise price per share equal to the current exercise price per share for such option or warrant divided by approximately 0.068; in each case, rounded down to the nearest whole share.

In addition, at the Closing Date, 6,744,550 shares of Series A common stock and 1 share of Series B common stock of ACAB automatically converted into shares of the Company’s common stock, on a one-for-one basis (pre-split).

Former holders of the Legacy Abpro common stock and Legacy Abpro preferred stock are eligible to receive up to 483,333 additional shares of the Company’s common stock (“Contingent Earnout Shares”) if, within five calendar years after the closing of the Merger, the volume weighted average price of shares of the Company’s Common Stock on Nasdaq, or any other national securities exchange on which the shares of the Company’s Common Stock are then traded (“VWAP”) meets or exceeds three-tier target prices defined in the agreement, as follows:

a)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $390.00 over any 20 trading days within any consecutive 30 trading day period (the “First Share Target”)

b)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $450.00 over any 20 trading days within any consecutive 30 trading day period (the “Second Share Target”)

c)	one-third of the total Earnout Shares, if, the VWAP is greater than or equal to $540.00 over any 20 trading days within any consecutive 30 trading day period (the “Third Share Target”).

If following the Closing, a Change of Control (as defined in the Merger Agreement) occurs on or before the five year anniversary of the Closing Date, then if (i) the per share value of the consideration to be received by stockholders in connection with the Change of Control exceeds $390.00 per share and the First Share Target has not been previously achieved, then the First Share Target will be deemed to have been achieved, (ii) the per share value of the consideration to be received by stockholders exceeds $450.00 per share and the Second Share Target has not been previously achieved, then the Second Share Target will be deemed to have been achieved, and (iii) the per share value of the consideration to be received by stockholders exceeds $540.00 per share and the Third Share Target has not been previously achieved, then the Third Share Target will be deemed to have been achieved. Any Contingency Consideration that is not deemed to be earned in connection with the Change of Control shall be forfeited by the stockholders for no consideration.

At the Closing Date, the Company issued an aggregate of 112,247 shares of the Company’s common stock (the “PIPE Shares”) in a private placement for the total consideration of $11,225 (the “PIPE Financing”). Out of the total PIPE Shares, 20,749 shares were issued to Abpro Bio International, Inc. (“ABI”), pursuant to the terms of a subscription agreement dated August 22, 2024 with ABI (the “Abpro Bio Subscription Agreement”) for an aggregate purchase price of $6,225, of which $4,225 was used to repay the balance due by Legacy Abpro to ABI under the promissory note agreement (see Note 8) and the remainder of $2,000 in cash. In addition, pursuant to the Abpro Bio Subscription Agreement, ABI received an aggregate of 41,498 shares of New Abpro common stock reserved for use in the PIPE Financing or to obtain capital for ACAB or the surviving company, as defined in the Merger Agreement (the “Incentive Shares”). The Company also issued 16,667 common stock shares of New Abpro to Celltrion, Inc., a company organized and existing under the laws of South Korea (“Celltrion”), pursuant to the terms of a subscription agreement dated August 22, 2024 with Celltrion (“Celltrion”) (the “Celltrion Subscription Agreement”, together with the “Abpro Bio Subscription Agreement”, collectively the “PIPE Subscription Agreements”) for an aggregate purchase price of $5,000. In addition, Celltrion received an aggregate of 33,333 Incentive Shares.

Pursuant to the terms of the Merger Agreement, at the Closing Date, ACAB’s sponsor, Atlantic Coastal Management II LLC (the “Sponsor”) received 20,020 shares of New Abpro common stock in lieu of repayment of $2,000 of Unpaid SPAC Expenses (as defined in the Merger Agreement) owed to the Sponsor as a result of advances made by the Sponsor to ACAB. This settlement was related to the ACAB liabilities incurred prior to the Merger and had no financial impact on the Company’s consolidated financial statements.

At the Closing, and in accordance with the Sponsor Letter Agreement entered into on December 11, 2023, as amended, the Sponsor transferred 32,778 common shares to Legacy Abpro and 32,778 shares to ABI, and 32,215 shares were forfeited. The shares transferred to Legacy Abpro were deemed to be repurchased by the post-merger Company for no consideration and included in treasury stock as of the Closing Date and December 31, 2024. The shares transferred to ABI for no consideration were accounted for as a recapitalization with no impact on the consolidated financial statements. The Sponsor also transferred 6,667 shares to one of ACAB’s financial advisors for the services provided prior to the Closing Date.

In addition, at the Closing, the Company issued 36,095 common stock shares to various service providers, of which 1,095 shares were issued to an investment advisor in the PIPE Financing and the remaining 35,000 common stock shares were issued in settlement of ACAB’s liabilities for the services provided by various legal and investment advisors prior to the Closing Date. The issuance of these shares, related to the services provided to ACAB prior to the Merger which were expensed on the books of ACAB, with no financial impact on the Company’s consolidated financial statements.

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

Shares
Common stock of ACAB, net of redemptions	7,033
ACAB Founder Shares, less of forfeitures and transfers	126,076
New Abpro shares issued to PIPE investors	112,247
New Abpro shares issued to service providers	42,762
New Abpro shares issued in Merger to Legacy Abpro stockholders	1,304,107
New Abpro shares transferred to investors	72,285
New Abpro shares issued to settle the promissory note with executive	20,000
Total shares of common stock outstanding immediately after Merger	1,684,510

The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, ACAB is treated as the acquired company for financial reporting purposes and Legacy Abpro is treated as the acquirer. This determination is primarily based on the fact that subsequent to the Merger, the Legacy Abpro stockholders hold a majority of the voting rights of the combined company, Legacy Abpro comprises all of the ongoing operations of the combined company, Legacy Abpro comprises a majority of the carryover governing body of the combined company, and Legacy Abpro’s senior management comprises all of the senior management of the combined company. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy Abpro issuing shares for the net assets of ACAB, accompanied by a recapitalization. The net assets of ACAB were stated at historical costs. No goodwill or other intangible assets were recorded. Operations prior to the Merger are those of Legacy Abpro.

The Company received $5.7 million in proceeds from the Merger and related PIPE Financing, net of ACAB transaction costs settled at the Closing. The Company incurred $2.1 million in transaction costs and $0.9 million in issuance costs related to the PIPE Financing, consisting of banking, legal, investment advisory and other professional fees, of which were recorded as a reduction of proceeds to additional paid-in capital. At the Closing Date, Legacy Abpro assumed $6.6 million of net liabilities, including tax liabilities and legal fees, of ACAB, of which $1.0 million was included in accrued expenses, $4.4 million in excise tax payable and $0.4 million in income tax payable as of December 31, 2024.